Related-party Transactions - Summary of Compensation of Key Management Personnel (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of transactions between related parties [line items]
Short-term benefits	$ 10.0	₨ 818.7	₨ 575.9	₨ 895.4
Post-employment benefits	0.1	9.9	14.4	133.0
Share based payment	$ 0.7	₨ 60.2	₨ 14.2	₨ 6.8